Report Of The Directors Financial Review Risk Report - Scenario weighting - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consensus central scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus central scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	55.00%
Consensus central scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	55.00%
Consensus central scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	70.00%
Consensus central scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	60.00%
Consensus upside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus upside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Consensus upside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Consensus upside scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Consensus upside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Consensus downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Consensus downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Consensus downside scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Consensus downside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	25.00%
Downside 2 scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	10.00%
Upside and central scenarios
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	85.00%
Upside and central scenarios | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability		75.00%
Upside and central scenarios | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability		75.00%
Upside and central scenarios | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability		75.00%
Upside and central scenarios | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability		65.00%